Total
BNY Mellon Mid Cap Multi-Strategy Fund
Fund Summary BNY Mellon Mid Cap Multi-Strategy Fund
Investment Objective
The fund seeks capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Mid Cap Multi-Strategy Fund	Class M Shares	Investor Shares
Investment advisory fees	0.75%	0.75%
Shareholder services fees	none	0.25%
Administration fees	0.13%	0.13%
Miscellaneous other expenses	0.02%	0.02%
Total other expenses	0.15%	0.40%
Total annual fund operating expenses	0.90%	1.15%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Mid Cap Multi-Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class M Shares	92	287	498	1,108
Investor Shares	117	365	633	1,398

Expense Example No Redemption - BNY Mellon Mid Cap Multi-Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class M Shares	92	287	498	1,108
Investor Shares	117	365	633	1,398

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22.23% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid cap companies. The fund currently considers mid cap companies to be those companies with market capitalizations that are within the market capitalization range of companies comprising the Russell Midcap® Index. As of November 30, 2022, the market capitalizations of the largest and smallest companies in the Russell Midcap® Index were approximately $55 billion and $412 million, respectively, and the weighted average and median market capitalizations of the index were approximately $23 billion and $10 billion, respectively. The fund normally allocates its assets among multiple investment strategies employed by BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser) and affiliated and unaffiliated sub-advisers that invest primarily in equity securities issued by mid cap companies. The fund is designed to provide exposure to various mid cap equity portfolio managers and investment strategies and styles. The fund may invest up to 15% of its net assets in the equity securities of foreign issuers.

BNYM Investment Adviser determines the investment strategies and sets the target allocations and ranges. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy	Target	Range
Mid Cap Tax-Sensitive Core Strategy	30%	0% to 50%
Opportunistic Mid Cap Value Strategy	17%	0% to 30%
Mid Cap Growth Strategy	17%	0% to 30%
Boston Partners Mid Cap Value Strategy	20%	0% to 30%
Geneva Mid Cap Growth Strategy	16%	0% to 30%

The Mid Cap Tax-Sensitive Core Strategy is employed by BNYM Investment Adviser, the Opportunistic Mid Cap Value Strategy and the Mid Cap Growth Strategy are employed by Newton Investment Management North America, LLC (NIMNA), an affiliate of BNYM Investment Adviser, and the Boston Partners Mid Cap Value Strategy and the Geneva Mid Cap Growth Strategy are employed by unaffiliated sub-advisers, namely, Boston Partners Global Investors, Inc. (Boston Partners) and Geneva Capital Management LLC (GCM), respectively.

BNYM Investment Adviser has the discretion to change the investment strategies, including whether to implement a strategy employed by BNYM Investment Adviser or a sub-adviser, and the target allocations and ranges when BNYM Investment Adviser deems it appropriate.

The portion of the fund's assets allocated to the Mid Cap Tax-Sensitive Core Strategy normally is invested primarily in equity securities of mid cap companies included in the Russell Midcap® Index. In selecting securities for the Mid Cap Tax-Sensitive Core Strategy, the portfolio manager uses an optimization program to establish portfolio characteristics and risk factors that the portfolio manager determines are within an acceptable range of the Russell Midcap® Index. The Mid Cap Tax-Sensitive Core Strategy does not seek to add value through active security selection, nor does it target index replication. The portfolio manager seeks to actively and opportunistically realize capital gains and/or losses within this strategy as determined to be appropriate to improve the tax-sensitivity of the portfolio's investment performance. The Mid Cap Tax-Sensitive Core Strategy may realize losses to offset gains incurred as a result of more closely aligning the portfolio with the characteristics of the Russell Midcap® Index, or to allow more flexibility for offsetting gains incurred through subsequent rebalancing of the portfolio. In addition, the Mid Cap Tax-Sensitive Core Strategy may realize capital losses to offset any realized capital gains of the fund's other investment strategies.

NIMNA is the fund's sub-adviser responsible for the portion of the fund's assets allocated to the Opportunistic Mid Cap Value Strategy. The portion of the fund's assets allocated to the Opportunistic Mid Cap Value Strategy normally is invested primarily in equity securities of mid cap value companies. In constructing this portion of the fund's portfolio, the portfolio managers use an opportunistic value approach to identify stocks whose current market prices trade at a large discount to their intrinsic value, as calculated by the portfolio managers. The opportunistic value style attempts to benefit from valuation inefficiencies and underappreciated fundamental prospects present in the marketplace. For this portion of its portfolio, the fund generally seeks exposure to stocks and sectors that the portfolio managers perceive to be attractive from a valuation and fundamental standpoint.

NIMNA is the fund's sub-adviser responsible for the portion of the fund's assets allocated to the Mid Cap Growth Strategy. The portion of the fund's assets allocated to the Mid Cap Growth Strategy normally is invested primarily in equity securities of mid cap companies with favorable growth prospects. In constructing this portion of the fund's portfolio, the portfolio managers use a "growth style" of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. The portfolio managers use a consistent, bottom-up approach which emphasizes individual stock selection.

Boston Partners is the fund's sub-adviser responsible for the portion of the fund's assets allocated to the Boston Partners Mid Cap Value Strategy. The portion of the fund's assets allocated to the Boston Partners Mid Cap Value Strategy normally is invested in a diversified portfolio of mid cap stocks identified by Boston Partners as having value characteristics. Boston Partners employs a fundamental bottom-up, disciplined value investment process. Valuation, fundamentals and momentum are analyzed using a bottom-up blend of qualitative and quantitative inputs.

GCM is the fund's sub-adviser responsible for the portion of the fund's assets allocated to the Geneva Mid Cap Growth Strategy. The portion of the fund's assets allocated to the Geneva Mid Cap Growth Strategy normally is invested primarily in equity securities of mid cap companies GCM considers to be growth companies. GCM seeks to identify high quality companies with low leverage, superior management, leadership positions within their industries, and a consistent, sustainable record of growth in managing its allocated portion of the fund's assets. In selecting stocks, GCM emphasizes bottom-up fundamental analysis to develop an understanding of a company supplemented by top-down considerations which include reviewing general economic and market trends and analyzing their effect on various industries. GCM also seeks to screen out high risk ideas, such as turnaround stories, initial public offerings and companies that are highly leveraged, or do not have earnings.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

● Strategy allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective.

● Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

● Midsize company risk. Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

● Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

● Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

● Market sector risk. To the extent the fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

● Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

● Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Russell Midcap® Index. The table also compares the average annual total returns of the fund's Class M shares and Investor shares to those of additional indices to show how the fund's performance compares with the returns of an index of mid-cap value stocks and an index of mid-cap growth stocks.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

The fund changed its investment strategy on August 20, 2012. Prior to that date, the fund generally had a single primary portfolio manager and investment strategy—selecting stocks of mid cap domestic companies through a disciplined investment process that combined computer modeling techniques, fundamental analysis and risk management. Different investment strategies may lead to different performance results. The fund's performance for periods prior to August 20, 2012 shown in the bar chart and table reflects the fund's investment strategy in effect prior to that date.

Year-by-Year Total Returns as of 12/31 each year (%)Class M

Best Quarter Q2, 2020: 26.08% Worst Quarter Q1, 2020: -24.36% The year-to-date total return of the fund's Class M shares as of September 30, 2022 was -25.67%.
Average Annual Total Returns as of 12/31/21
Average Annual Returns - BNY Mellon Mid Cap Multi-Strategy Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class M Shares	19.20%	15.63%	14.32%
Investor Shares	18.91%	15.36%	14.05%
After Taxes on Distributions | Class M Shares	15.61%	13.64%	12.62%
After Taxes on Distributions and Sale of Fund Shares | Class M Shares	13.44%	12.17%	11.49%
Russell Midcap® Index reflects no deductions for fees, expenses or taxes	22.58%	15.10%	14.91%
Russell Midcap® Value Index reflects no deductions for fees, expenses or taxes	28.34%	11.22%	13.44%
Russell Midcap® Growth Index reflects no deductions for fees, expenses or taxes	12.73%	19.83%	16.63%